Fair value measurements - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Level 3
Fair Value Measurements [Line Items]
Finance receivables, fair value	¥ 57,505	¥ 40,901
Level 3 | Financing receivable
Fair Value Measurements [Line Items]
Fair value, assets measured on nonrecurring basis, gain (loss)	¥ 249	¥ 2,790
Maximum
Fair Value Measurements [Line Items]
Cash equivalents maturity period	3 months
Maximum | Level 2 | Cash Equivalents
Fair Value Measurements [Line Items]
Negotiable certificate of deposit original maturities	3 months
Minimum | Level 2 | Time Deposit
Fair Value Measurements [Line Items]
Negotiable certificate of deposit original maturities	3 months
Japanese bonds | Available-for-sale Securities | Public and Corporate Bonds
Fair Value Measurements [Line Items]
Percentage of Assets	37.00%	43.00%
U.S., European and other bonds | Available-for-sale Securities | Public and Corporate Bonds
Fair Value Measurements [Line Items]
Percentage of Assets	63.00%	57.00%
Japan | Available-for-sale Securities | Common stocks
Fair Value Measurements [Line Items]
Percentage of Assets	90.00%	88.00%